CONCENTRATIONS (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
CONCENTRATIONS

5. CONCENTRATIONS

During the nine months ended September 30, 2011, the Company derived 89% and 11%, respectively, of its revenue from two customers.  There were no outstanding receivables from these customers at September 30, 2011.

During the year 2010, the Company derived 36% of its revenue each from two customers and 12% of its revenue from one customer. There were no outstanding receivables from these customers at December 31, 2010.

During 2010, approximately 86% of the Company’s purchases included in cost of sales were from one supplier. There were no amounts outstanding to this supplier at December 31, 2010.